TSC Distributors, LLC
                            10 High Street, Suite 701
                                Boston, MA 02110



                                October 10, 2013



Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


     Re:                           TSC UITS 1
                       (File No. 333-187971) (CIK 1553385)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent amendment to the registration statement of Form S-6 for the above captioned unit investment trust does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. The most recent amendment to the registration statement was filed electronically with the Commission on October 8, 2013.

                                Very truly yours,

                                TSC UITS 1

                                By:  TSC Distributors, LLC


                                By     /s/ TINA K. SINGH
                                   -----------------------------
                                           Tina K. Singh
                                      Chief Executive Officer